UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Robert Bender & Associates
Address: 245 South Los Robles Avenue, Suite 620
         Pasadena, CA  91011

13F File Number:  28-03386

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert Bender
Title:     President
Phone:     626-397-9072

Signature, Place, and Date of Signing:

     /s/ Robert Bender     Pasadena, CA     January 17, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     34

Form13F Information Table Value Total:     $70,343 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AKAMAI TECHNOLOGIES INC        COM              00971T101     1013    67150 SH       SOLE                        0    67150        0
AMERICAN PUBLIC EDUCATION IN   COM              02913V103     1592    42795 SH       SOLE                        0    42795        0
APPLE INC                      COM              037833100     3046    35685 SH       SOLE                        0    35685        0
BROADCOM CORP                  CL A             111320107     2182   128569 SH       SOLE                        0   128569        0
CAVIUM NETWORKS INC            COM              14965A101     1469   139740 SH       SOLE                        0   139740        0
CELGENE CORP                   COM              151020104     3594    65009 SH       SOLE                        0    65009        0
CISCO SYS INC                  COM              17275R102     1965   120537 SH       SOLE                        0   120537        0
COACH INC                      COM              189754104     1672    80515 SH       SOLE                        0    80515        0
COGNIZANT TECHNOLOGY SOLUTIO   CL A             192446102     2752   152374 SH       SOLE                        0   152374        0
EBAY INC                       COM              278642103      849    60785 SH       SOLE                        0    60785        0
FIRST SOLAR INC                COM              336433107     3115    22582 SH       SOLE                        0    22582        0
FOSTER WHEELER LTD             SHS NEW          G36535139     1620    69290 SH       SOLE                        0    69290        0
GENENTECH INC                  COM NEW          368710406     4709    56794 SH       SOLE                        0    56794        0
GENOPTIX INC                   COM              37243V100     1390    40790 SH       SOLE                        0    40790        0
GILEAD SCIENCES INC            COM              375558103     7630   149208 SH       SOLE                        0   149208        0
GOOGLE INC                     CL A             38259P508     2607     8475 SH       SOLE                        0     8475        0
ILLUMINA INC                   COM              452327109     2904   111465 SH       SOLE                        0   111465        0
INTUITIVE SURGICAL INC         COM NEW          46120E602     3044    23968 SH       SOLE                        0    23968        0
JACOBS ENGR GROUP INC DEL      COM              469814107     1590    33055 SH       SOLE                        0    33055        0
LULULEMON ATHLETICA INC        COM              550021109      445    56065 SH       SOLE                        0    56065        0
MINDRAY MEDICAL INTL LTD       SPON ADR         602675100     1531    85040 SH       SOLE                        0    85040        0
NETAPP INC                     COM              64110D104     2050   146778 SH       SOLE                        0   146778        0
NEW ORIENTAL ED & TECH GRP I   SPON ADR         647581107     1388    25285 SH       SOLE                        0    25285        0
POWER INTEGRATIONS INC         COM              739276103     1144    57570 SH       SOLE                        0    57570        0
QUALCOMM INC                   COM              747525103     2633    73472 SH       SOLE                        0    73472        0
QUANTA SVCS INC                COM              74762E102     2241   113180 SH       SOLE                        0   113180        0
STARBUCKS CORP                 COM              855244109     1333   140893 SH       SOLE                        0   140893        0
SUNPOWER CORP                  COM CL A         867652109     1509    40790 SH       SOLE                        0    40790        0
UNITED THERAPEUTICS CORP DEL   COM              91307C102     1902    30400 SH       SOLE                        0    30400        0
VERISIGN INC                   COM              92343E102     1377    72192 SH       SOLE                        0    72192        0
VISTAPRINT LIMITED             SHS              G93762204     1922   103272 SH       SOLE                        0   103272        0
VMWARE INC                     CL A COM         928563402      769    32440 SH       SOLE                        0    32440        0
ZOLTEK COS INC                 COM              98975W104      645    71695 SH       SOLE                        0    71695        0
ZUMIEZ INC                     COM              989817101      711    95469 SH       SOLE                        0    95469        0